Operating Segments - Schedule of Reporting on Operating Segments (Details) - Operating segments [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Segments [Line Items]
Revenues		$ 180,460	$ 160,953	$ 142,519
Cost of revenues	[1]	104,053	90,986	87,029
Gross profit		76,407	69,967	55,490
Unallocated corporate expenses		(50,174)	(49,916)	(45,426)
Finance income, net		(2,766)	(6,717)	(1,635)
Income before taxes on income			13,334	8,429
Proprietary Products [Member]
Operating Segments [Line Items]
Revenues		156,206	141,447	115,458
Cost of revenues	[1]	83,928	73,708	63,342
Gross profit		72,278	67,739	52,116
Distribution [Member]
Operating Segments [Line Items]
Revenues		24,254	19,506	27,061
Cost of revenues	[1]	20,125	17,278	23,687
Gross profit		$ 4,129	$ 2,228	$ 3,374

[1]	For amortization expenses included in costs of revenues from proprietary products see Note 22(c); for inventory impairment, included mainly in costs of revenues from proprietary products see Note 8.